Offerings - Offering: 1	Jul. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	9,214,301
Proposed Maximum Offering Price per Unit	24.48
Maximum Aggregate Offering Price	$ 225,566,088.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,150.68
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") to which this exhibit relates shall also cover any additional shares of the common stock of Boost Run Inc. (the "Company," and such shares, "Company Common Stock") that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of Company Common Stock. Fee calculated in accordance with Rules 457(c) and 457(h) under the Securities Act. Represents shares of Company Common Stock reserved for future issuance under the Boost Run Inc. 2026 Omnibus Incentive Plan. Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c) and 457(h) promulgated thereunder. The aggregate offering price is the average of the high and low prices of shares of Company Common Stock as reported on the Nasdaq Stock Market LLC on July 16, 2026.